Net income (loss) per Share	12 Months Ended
Dec. 31, 2019
Net income (loss) per Share
Net income (loss) per Share

24. Net income (loss) per Share

The following table sets forth the basic and diluted net income (loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income attributable to Secoo Holding Limited	134,056	151,833	155,052
Accretion to redeemable non-controlling interest redemption value	(798)	—	(629)
Accretion to preferred share redemption value	(202,679)	—	—
Numerator for basic and diluted net income (loss) per share calculation	(69,421)	151,833	154,423
Denominator:
Weighted average number of ordinary shares	12,500,821	25,235,404	25,122,199
Denominator for basic net income (loss) per share calculation	12,500,821	25,235,404	25,122,199
Adjustment for diluted stock options	—	947,518	1,098,905
Denominator for diluted net income (loss) per share calculation	12,500,821	26,182,922	26,221,104
Net income (loss) per ordinary share
— Basic	(5.55)	6.02	6.15
— Diluted	(5.55)	5.80	5.89

The potentially dilutive securities that have not been included in the calculation of diluted net income (loss) per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
Restricted shares and stock options	1,094,413	—	—
Convertible note and warrant	—	6,980,769	6,980,769